Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Loss Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(79,632)	(447,858)	(1,459,379)	(225,289)
Deemed dividends upon redesignation of Series A Preferred Shares	(59,428)	—	—	—
Deemed dividends upon redesignation of Series D Preferred Shares	—	(15,606)	—	—
Numerator for basic and diluted net loss per share	(139,060)	(463,464)	(1,459,379)	(225,289)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	26,000,000	105,746,313	248,362,837	248,362,837
Loss per share-basic and diluted	(5.35)	(4.38)	(5.88)	(0.91)

Schedule of anti-dilutive securities which could potentially dilute basic loss per share in the future
	2013	2014	2015

Series A preferred shares	13,506,748	—	—
Series B preferred shares	21,564,115	—	—
Series C preferred shares	25,782,056	—	—
Series D preferred shares	21,771,472	—	—
Option and restricted shares	17,631,953	21,445,228	30,309,619
Total	100,256,344	21,445,228	30,309,619